FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest rate appreciation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax Increase / (Decrease)	$ (3,663)	$ (3,357)
Increase in interest rate (as a percent)	2.00%
Interest rate depreciation risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax Increase / (Decrease)	$ 1,177	$ 396
Decrease in interest rate (as a percent)	2.00%